Cost of Revenue	12 Months Ended
Dec. 31, 2022
Cost of Revenue [Abstract]
COST OF REVENUE

6 COST OF REVENUE

	2022	2021	2020
	USD	USD	USD

Content acquisition and royalty costs	16,930,370	15,739,013	12,600,373
Live events cost	6,933,370	-	-
Payment processing and agency fees	5,778,190	6,339,355	6,819,022
Barter transaction cost	4,270,233	475,528	-
Technology infrastructure costs	3,795,517	2,957,199	2,152,996
Amortization of intangible assets (note 15)	871,663	711,919	623,276
Online and other costs	551,179	239,623	150,854
	39,130,522	26,462,637	22,346,521

The Group has entered into barter transaction cost in the last quarter of 2021 which has increased in 2022 due to the larger number of deals entered into. Barter transactions are non-monetary transactions whereby the Group receives and performs services with third parties for the same value; thus, the Group records revenues equal to the cost. Barter revenue is derived from an exchange of advertising services, to be done through the Group’s platform and the same applies for the second party with whom the barter deal is done with. Instead of paying cash for the advertisements, the Group provides advertisements during the time when music is streamed to free users.